UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	9
Davis Real Estate Portfolio	10

Expense Example	11

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	17
Davis Real Estate Portfolio	19

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights:
Davis Value Portfolio	33
Davis Financial Portfolio	34
Davis Real Estate Portfolio	35

Director Approval of Advisory Agreements	36

Fund Information	39

Directors and Officers	40

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 6.69% for the six-month period ended June 30, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%. The sectors1 within the Index that turned in the strongest performance over the six-month period were telecommunication services, financials, and information technology. The sectors within the Index that turned in the weakest performance over the six-month period were energy, utilities, and materials with energy being the only sector that turned in a negative performance.

Factors Impacting the Portfolio’s Performance

Energy companies were an important detractor2 from the Portfolio’s performance. The Portfolio’s energy companies under-performed the corresponding sector within the Index, but had a slightly smaller average weighting compared to the Index in this weaker performing sector. Canadian Natural Resources3, OGX Petroleo e Gas Participacoes, Occidental Petroleum, EOG Resources, and China Coal were among the most important detractors from performance.

Information technology companies were also an important detractor from the Portfolio’s performance. The Portfolio’s information technology companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Google and Hewlett-Packard were among the most important detractors from performance.

Financial companies were an important contributor to the Portfolio’s performance. The Portfolio’s financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. American Express, Wells Fargo, Bank of New York Mellon, and Loews were among the most important contributors to performance. Julius Baer Group was among the most important detractors from performance.

Consumer staple companies were also an important contributor to the Portfolio’s performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. CVS Caremark, Costco Wholesale, and Diageo were among the most important contributors to performance.

The Portfolio had approximately 17% of its net assets invested in foreign companies at June 30, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(0.27)%	(2.50)%	4.89%	2.94%	0.63%	0.63%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	1.74%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 11.22% for the six-month period ended June 30, 2012.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings out-performed the corresponding sector1 within the Index. The Portfolio had a limited amount of assets invested in other sectors. Those non-financial holdings detracted2 from overall performance.

Diversified financial companies were the largest contributor to the Portfolio’s performance. The Portfolio’s diversified financial companies under-performed the corresponding industry group within the Index. American Express3, Brookfield Asset Management, Visa, and Bank of New York Mellon were among the most important contributors to performance. Oaktree, Julius Baer Group, and First Marblehead were among the most important detractors from performance.

Insurance companies were the second largest contributor to the Portfolio’s performance. The Portfolio’s insurance companies out-performed the corresponding industry group within the Index. Transatlantic Holdings, Everest, Alleghany, and Loews were among the most important contributors to performance. Transatlantic Holdings was acquired by Alleghany in March.

Banking companies were the third largest contributor to the Portfolio’s performance. The Portfolio’s banking companies out-performed the corresponding industry group within the Index. Wells Fargo and State Bank of India were among the most important contributors to performance. Toronto-Dominion was among the most important detractors from performance.

Canadian Natural Resources was the single most important detractor from the Portfolio’s performance over the six-month period. Sino-Forest and Google were also among the most important detractors from the Portfolio’s performance.

The Portfolio had approximately 22% of its net assets invested in foreign companies at June 30, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	0.81%	(4.78)%	3.31%	2.47%	0.70%	0.70%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	1.74%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Portfolio in 2009. This was a one-time event that is unlikely to be repeated.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 14.51% for the six-month period ended June 30, 2012. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 14.85%. Every sub-industry1 within the Index, except hotels, resorts & cruise lines, delivered positive returns. Retail REITs and industrial REITs turned in the strongest performances while hotels, resorts & cruise lines and residential REITs turned in the weakest performances.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in office REITs than in any other sub-industry and they were the most important contributor2 to the Portfolio’s absolute performance. The Portfolio’s office REITs out-performed the corresponding sub-industry within the Index and also benefited from a higher relative average weighting compared to the Index. Coresite Realty3, Digital Realty, Alexandria Real Estate, and Brandywine Realty were among the most important contributors to performance. DuPont Fabros Technology was among the weakest performers, turning in a small positive performance.

Retail REITs were the second most important contributor to the Portfolio’s absolute performance, but were the top detractor from the Portfolio’s performance relative to the Index. The Portfolio’s retail REITs performed in-line with the corresponding sub-industry within the Index, but a lower relative average weighting in this stronger performing sub-industry detracted from performance relative to the Index. Simon Property Group and Macerich were among the most important contributors to performance. Taubman Centers was among the weakest performers, turning in a small positive performance.

Other important contributors to the Portfolio’s performance were EastGroup Properties and DCT Industrial Trust. HCP and Entertainment Properties Trust were the only holdings which detracted from the Portfolio’s performance. The Portfolio’s bond holdings contributed to the Portfolio’s performance lagging the Index. The Portfolio no longer owns HCP.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, variable current income risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	13.21%	(1.47)%	8.78%	8.84%	0.79%	0.79%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	1.74%
Wilshire U.S. Real Estate Securities Index	12.56%	1.85%	10.32%	11.15%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	75.93%	Diversified Financials	17.65%	5.64%
Common Stock (Foreign)	16.86%	Food & Staples Retailing	12.36%	2.41%
Convertible Bonds (Foreign)	0.05%	Insurance	12.27%	3.56%
Short-Term Investments	5.98%	Energy	9.67%	10.79%
Other Assets & Liabilities	1.18%	Information Technology	7.97%	19.80%
	100.00%	Banks	6.83%	3.01%
		Materials	6.44%	3.41%
		Food, Beverage & Tobacco	5.91%	6.60%
		Retailing	5.48%	3.97%
		Health Care	4.29%	11.98%
		Transportation	2.81%	1.91%
		Media	2.66%	3.40%
		Other	2.60%	14.97%
		Commercial & Professional Services	1.70%	0.51%
		Capital Goods	1.36%	8.04%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

American Express Co.	Consumer Finance	6.40%
Wells Fargo & Co.	Commercial Banks	6.34%
CVS Caremark Corp.	Food & Staples Retailing	5.99%
Costco Wholesale Corp.	Food & Staples Retailing	4.98%
Bank of New York Mellon Corp.	Capital Markets	4.53%
Google Inc., Class A	Software & Services	3.10%
Loews Corp.	Multi-line Insurance	2.86%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.59%
Bed Bath & Beyond Inc.	Retailing	2.57%
Progressive Corp.	Property & Casualty Insurance	2.51%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	71.08%	Diversified Financials	39.85%	5.64%
Common Stock (Foreign)	22.33%	Insurance	30.27%	3.56%
Short-Term Investments	6.58%	Banks	19.73%	3.01%
Other Assets & Liabilities	0.01%	Energy	3.20%	10.79%
	100.00%	Food & Staples Retailing	3.18%	2.41%
		Information Technology	2.10%	19.80%
		Retailing	1.67%	3.97%
		Materials	–	3.41%
		Health Care	–	11.98%
		Capital Goods	–	8.04%
		Other	–	27.39%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

American Express Co.	Consumer Finance	11.18%
Wells Fargo & Co.	Commercial Banks	9.11%
Loews Corp.	Multi-line Insurance	6.11%
Markel Corp.	Property & Casualty Insurance	5.89%
State Bank of India Ltd., GDR	Commercial Banks	5.39%
Bank of New York Mellon Corp.	Capital Markets	5.29%
Alleghany Corp.	Reinsurance	5.14%
Julius Baer Group Ltd.	Capital Markets	4.81%
Brookfield Asset Management Inc., Class A	Capital Markets	4.48%
Progressive Corp.	Property & Casualty Insurance	4.43%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	85.05%
Preferred Stock	6.21%		Fund
Convertible Bonds	2.59%	Office REITs	31.68%	15.21%
Short-Term Investments	5.63%	Retail REITs	20.17%	25.65%
Other Assets & Liabilities	0.52%	Specialized REITs	18.08%	26.83%
	100.00%	Residential REITs	15.78%	18.42%
		Industrial REITs	7.17%	4.93%
		Real Estate Operating Companies	3.87%	1.57%
		Diversified REITs	3.25%	7.02%
		Hotels, Resorts & Cruise Lines	–	0.37%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.30%
Digital Realty Trust, Inc.	Office REITs	4.75%
Alexandria Real Estate Equities, Inc.	Office REITs	4.40%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.27%
Boston Properties, Inc.	Office REITs	3.20%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	Office REITs	3.10%
Vornado Realty Trust	Diversified REITs	3.04%
American Campus Communities, Inc.	Residential REITs	3.02%
Weyerhaeuser Co.	Specialized REITs	2.79%
AvalonBay Communities, Inc.	Residential REITs	2.78%

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended June 30, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/12)	(06/30/12)	(01/01/12-06/30/12)

Davis Value Portfolio
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$1,066.86	$3.24
Hypothetical	$1,000.00	$1,021.73	$3.17

Davis Financial Portfolio
(annualized expense ratio 0.70%**)
Actual	$1,000.00	$1,112.22	$3.68
Hypothetical	$1,000.00	$1,021.38	$3.52

Davis Real Estate Portfolio
(annualized expense ratio 0.79%**)
Actual	$1,000.00	$1,145.05	$4.21
Hypothetical	$1,000.00	$1,020.94	$3.97

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to the Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (92.79%)
CONSUMER DISCRETIONARY – (8.46%)
Automobiles & Components – (0.59%)
Harley-Davidson, Inc.	45,080	$2,061,508
Consumer Durables & Apparel – (0.32%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	488,697
Hunter Douglas NV (Netherlands)	16,499	644,375
		1,133,072
Media – (2.46%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	734,616
Walt Disney Co.	163,550	7,932,175
		8,666,791
Retailing – (5.09%)
Bed Bath & Beyond Inc. *	146,105	9,028,558
CarMax, Inc. *	57,240	1,484,806
Expedia, Inc.	28,355	1,363,167
Groupon, Inc. *	70,700	750,480
Li & Fung Ltd. (Hong Kong)	509,700	985,575
Liberty Interactive Corp., Series A *	96,334	1,713,300
Netflix Inc. *	29,290	2,006,219
Tiffany & Co.	10,480	554,916
		17,887,021
	Total Consumer Discretionary	29,748,392
CONSUMER STAPLES – (17.15%)
Food & Staples Retailing – (11.48%)
Costco Wholesale Corp.	184,300	17,507,578
CVS Caremark Corp.	450,678	21,060,183
Sysco Corp.	30,810	918,446
Walgreen Co.	29,210	864,032
		40,350,239
Food, Beverage & Tobacco – (5.49%)
Coca-Cola Co.	63,380	4,955,682
Diageo PLC, ADR (United Kingdom)	63,733	6,568,960
Heineken Holding NV (Netherlands)	66,921	2,997,451
Nestle S.A. (Switzerland)	5,130	306,148
Philip Morris International Inc.	40,060	3,495,636
Unilever NV, NY Shares (Netherlands)	29,170	972,820
		19,296,697
Household & Personal Products – (0.18%)
Natura Cosmeticos S.A. (Brazil)	27,500	643,515
	Total Consumer Staples	60,290,451
ENERGY – (8.98%)
Canadian Natural Resources Ltd. (Canada)	275,850	7,406,573
China Coal Energy Co., Ltd. - H (China)	1,677,400	1,394,898
Devon Energy Corp.	53,730	3,115,803
EOG Resources, Inc.	83,550	7,528,690
Occidental Petroleum Corp.	91,630	7,859,105
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	106,800	292,457

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
Schlumberger Ltd.	29,070	$1,886,934
Transocean Ltd.	46,104	2,062,232
	Total Energy	31,546,692
FINANCIALS – (35.25%)
Banks – (6.34%)
Commercial Banks – (6.34%)
Wells Fargo & Co.	666,094	22,274,183
Diversified Financials – (16.39%)
Capital Markets – (8.69%)
Ameriprise Financial, Inc.	26,370	1,378,096
Bank of New York Mellon Corp.	725,000	15,913,750
Brookfield Asset Management Inc., Class A (Canada)	99,000	3,276,900
Charles Schwab Corp.	127,770	1,652,066
Goldman Sachs Group, Inc.	13,610	1,304,655
Julius Baer Group Ltd. (Switzerland)	193,360	7,010,587
		30,536,054
Consumer Finance – (6.40%)
American Express Co.	386,619	22,505,092
Diversified Financial Services – (1.30%)
CME Group Inc.	2,520	675,625
JPMorgan Chase & Co.	52,918	1,890,760
Visa Inc., Class A	16,100	1,990,443
		4,556,828
		57,597,974
Insurance – (11.39%)
Insurance Brokers – (0.15%)
Aon PLC	11,020	515,516
Multi-line Insurance – (3.61%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,658,985
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	985,972
Loews Corp.	245,480	10,042,587
		12,687,544
Property & Casualty Insurance – (5.96%)
ACE Ltd.	32,810	2,432,205
Berkshire Hathaway Inc., Class A *	73	9,120,985
Markel Corp. *	1,290	569,793
Progressive Corp.	424,370	8,839,627
		20,962,610
Reinsurance – (1.67%)
Alleghany Corp. *	15,571	5,290,247
Everest Re Group, Ltd.	5,740	594,033
		5,884,280
		40,049,950
Real Estate – (1.13%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,975,774
	Total Financials	123,897,881

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.98%)
Health Care Equipment & Services – (2.19%)
Baxter International Inc.	1,651	$87,751
Express Scripts Holding Co. *	136,660	7,629,044
		7,716,795
Pharmaceuticals, Biotechnology & Life Sciences – (1.79%)
Agilent Technologies, Inc.	30,970	1,215,263
Johnson & Johnson	10,820	730,999
Merck & Co., Inc.	22,855	954,196
Pfizer Inc.	37,850	870,550
Roche Holding AG - Genusschein (Switzerland)	14,500	2,504,628
		6,275,636
	Total Health Care	13,992,431
INDUSTRIALS – (5.45%)
Capital Goods – (1.26%)
Emerson Electric Co.	26,200	1,220,396
Lockheed Martin Corp.	15,310	1,333,195
PACCAR Inc.	48,100	1,884,798
		4,438,389
Commercial & Professional Services – (1.58%)
Iron Mountain Inc.	168,727	5,561,242
Transportation – (2.61%)
China Merchants Holdings International Co., Ltd. (China)	1,623,905	4,957,339
China Shipping Development Co., Ltd. - H (China)	1,104,400	523,326
Kuehne & Nagel International AG (Switzerland)	34,733	3,679,723
		9,160,388
	Total Industrials	19,160,019
INFORMATION TECHNOLOGY – (7.40%)
Semiconductors & Semiconductor Equipment – (1.62%)
Intel Corp.	41,880	1,115,893
Texas Instruments Inc.	159,460	4,572,515
		5,688,408
Software & Services – (5.38%)
Activision Blizzard, Inc.	169,300	2,029,061
Google Inc., Class A *	18,770	10,887,538
Microsoft Corp.	106,700	3,263,420
Oracle Corp.	92,000	2,732,860
		18,912,879
Technology Hardware & Equipment – (0.40%)
Hewlett-Packard Co.	70,131	1,410,334
	Total Information Technology	26,011,621
MATERIALS – (5.93%)
Air Products and Chemicals, Inc.	50,720	4,094,626
BHP Billiton PLC (United Kingdom)	74,430	2,115,482
Ecolab Inc.	29,300	2,007,929
Martin Marietta Materials, Inc.	9,110	718,050
Monsanto Co.	61,700	5,107,526
Potash Corp. of Saskatchewan Inc. (Canada)	58,562	2,558,574

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (COUNTINUED)
Praxair, Inc.	12,870	$1,399,355
Rio Tinto PLC (United Kingdom)	40,505	1,924,946
Sealed Air Corp.	59,275	915,206
Sino-Forest Corp. (Canada)*	293,550	0
Sino-Forest Corp., Restricted (Canada)*(b)	8,900	0
	Total Materials	20,841,694
TELECOMMUNICATION SERVICES – (0.19%)
America Movil SAB de C.V., Series L, ADR (Mexico)	25,680	669,221
	Total Telecommunication Services	669,221
	TOTAL COMMON STOCK – (Identified cost $216,970,774)	326,158,402
CONVERTIBLE BONDS – (0.05%)
MATERIALS – (0.05%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$736,000	176,640
	TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)	176,640
SHORT-TERM INVESTMENTS – (5.98%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $7,348,104 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $7,494,960)	7,348,000	7,348,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $13,670,262 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $13,943,400)	13,670,000	13,670,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,018,000)	21,018,000
Total Investments – (98.82%) – (Identified cost $238,724,774) – (d)		347,353,042
Other Assets Less Liabilities – (1.18%)		4,140,095
Net Assets – (100.00%)		$351,493,137

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $985,972 or 0.28% of the Fund's net assets as of June 30, 2012.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	This security is in default. See Note 1 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $240,337,925. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$120,132,582
Unrealized depreciation	(13,117,465)
Net unrealized appreciation	$107,015,117

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	June 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (93.41%)
CONSUMER DISCRETIONARY – (1.56%)
Retailing – (1.56%)
Bed Bath & Beyond Inc. *	16,500	$1,019,618
	Total Consumer Discretionary	1,019,618
CONSUMER STAPLES – (2.97%)
Food & Staples Retailing – (2.97%)
CVS Caremark Corp.	41,500	1,939,295
	Total Consumer Staples	1,939,295
ENERGY – (2.99%)
Canadian Natural Resources Ltd. (Canada)	72,590	1,949,041
	Total Energy	1,949,041
FINANCIALS – (83.93%)
Banks – (18.43%)
Commercial Banks – (18.43%)
ICICI Bank Ltd., ADR (India)	15,750	510,457
State Bank of India Ltd., GDR (India)	45,148	3,512,109
Toronto-Dominion Bank (Canada)	20,800	1,627,184
U.S. Bancorp	13,150	422,904
Wells Fargo & Co.	177,500	5,935,600
		12,008,254
Diversified Financials – (37.22%)
Capital Markets – (20.12%)
Ameriprise Financial, Inc.	14,740	770,312
Bank of New York Mellon Corp.	157,020	3,446,589
Brookfield Asset Management Inc., Class A (Canada)	88,200	2,919,420
Charles Schwab Corp.	13,000	168,090
Goldman Sachs Group, Inc.	17,490	1,676,592
Julius Baer Group Ltd. (Switzerland)	86,380	3,131,850
Oaktree Capital Group LLC, Class A (a)	28,700	1,001,917
		13,114,770
Consumer Finance – (11.53%)
American Express Co.	125,180	7,286,728
First Marblehead Corp. *	194,994	228,143
		7,514,871
Diversified Financial Services – (5.57%)
Bank of America Corp.	14,486	118,495
Cielo S.A. (Brazil)	30,600	900,099
Visa Inc., Class A	21,100	2,608,593
		3,627,187
		24,256,828
Insurance – (28.28%)
Multi-line Insurance – (6.11%)
Loews Corp.	97,380	3,983,816
Property & Casualty Insurance – (13.05%)
ACE Ltd.	24,000	1,779,120
Markel Corp. *	8,695	3,840,582
Progressive Corp.	138,440	2,883,705
		8,503,407

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.12%)
Alleghany Corp. *	9,853	$3,347,557
Everest Re Group, Ltd.	25,040	2,591,389
		5,938,946
		18,426,169
	Total Financials	54,691,251
INFORMATION TECHNOLOGY – (1.96%)
Software & Services – (1.96%)
Google Inc., Class A *	2,200	1,276,110
	Total Information Technology	1,276,110
MATERIALS – (0.00%)
Sino-Forest Corp. (Canada)*	198,000	0
	Total Materials	0
	TOTAL COMMON STOCK – (Identified cost $48,865,353)	60,875,315
SHORT-TERM INVESTMENTS – (6.58%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $1,498,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $1,527,960)	$1,498,000	1,498,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $2,788,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $2,843,760)	2,788,000	2,788,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,286,000)	4,286,000
	Total Investments – (99.99%) – (Identified cost $53,151,353) – (b)	65,161,315
	Other Assets Less Liabilities – (0.01%)	4,371
Net Assets – (100.00%)		$65,165,686

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

*	Non-Income producing security.
(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $53,266,606. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$18,805,438
	Unrealized depreciation	(6,910,729)
Net unrealized appreciation		$11,894,709
See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (85.05%)
FINANCIALS – (85.05%)
Real Estate – (85.05%)
Real Estate Investment Trusts (REITs) – (81.78%)
Diversified REITs – (3.04%)
Vornado Realty Trust	10,290	$864,154
Industrial REITs – (5.68%)
DCT Industrial Trust Inc.	117,820	742,266
EastGroup Properties, Inc.	13,060	696,098
Prologis, Inc.	5,190	172,464
		1,610,828
Office REITs – (23.09%)
Alexandria Real Estate Equities, Inc.	17,170	1,248,602
BioMed Realty Trust, Inc.	36,400	679,952
Boston Properties, Inc.	8,380	908,141
Brandywine Realty Trust	39,830	491,502
Coresite Realty Corp.	21,386	552,187
Corporate Office Properties Trust	17,130	402,726
Digital Realty Trust, Inc.	17,950	1,347,507
DuPont Fabros Technology Inc.	14,520	414,691
SL Green Realty Corp.	6,330	507,919
		6,553,227
Residential REITs – (14.81%)
American Campus Communities, Inc.	19,070	857,769
AvalonBay Communities, Inc.	5,580	789,458
Education Realty Trust, Inc.	45,700	506,356
Equity Residential	9,610	599,280
Essex Property Trust, Inc.	4,650	715,728
Home Properties, Inc.	1,800	110,448
Post Properties, Inc.	12,720	622,644
		4,201,683
Retail REITs – (18.19%)
CBL & Associates Properties, Inc.	28,130	549,660
DDR Corp.	37,860	554,270
Federal Realty Investment Trust	4,300	447,587
Kimco Realty Corp.	28,510	542,545
Macerich Co.	12,070	712,734
Simon Property Group, Inc.	13,312	2,072,146
Taubman Centers, Inc.	3,660	282,406
		5,161,348
Specialized REITs – (16.97%)
American Tower Corp.	9,940	694,905
Entertainment Properties Trust	8,910	366,290
Host Hotels & Resorts Inc.	41,390	654,790
Potlatch Corp.	4,340	138,641
Public Storage	4,980	719,162
Rayonier Inc.	16,760	752,524
Ventas, Inc.	11,040	696,845

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Weyerhaeuser Co.	35,420	$791,991
		4,815,148
		23,206,388
Real Estate Management & Development – (3.27%)
Real Estate Operating Companies – (3.27%)
Forest City Enterprises, Inc., Class A *	63,550	927,830
	Total Financials	24,134,218
TOTAL COMMON STOCK – (Identified cost $20,790,425)		24,134,218
PREFERRED STOCK – (6.21%)
FINANCIALS – (6.21%)
Real Estate – (6.21%)
Real Estate Investment Trusts (REITs) – (6.21%)
Industrial REITs – (1.05%)
Prologis, Inc., 6.75%, Series M	11,900	299,166
Office REITs – (4.41%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	879,628
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	260,062
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	112,069
		1,251,759
Retail REITs – (0.75%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	211,401
	Total Financials	1,762,326
TOTAL PREFERRED STOCK – (Identified cost $834,990)		1,762,326
CONVERTIBLE BONDS – (2.59%)
FINANCIALS – (2.59%)
Real Estate – (2.59%)
Real Estate Investment Trusts (REITs) – (2.23%)
Office REITs – (2.23%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	632,530
Real Estate Management & Development – (0.36%)
Real Estate Operating Companies – (0.36%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	103,200
	Total Financials	735,730
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		735,730

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (5.63%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $559,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $570,180)	$559,000	$559,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $1,039,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $1,059,780)	1,039,000	1,039,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,598,000)	1,598,000
	Total Investments – (99.48%) – (Identified cost $23,647,415) – (b)	28,230,274
	Other Assets Less Liabilities – (0.52%)	147,814
Net Assets – (100.00%)		$28,378,088

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $632,530 or 2.23% of the Fund's net assets as of June 30, 2012.

(b)	Aggregate cost for federal income tax purposes is $24,837,855. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$4,518,717
	Unrealized depreciation	(1,126,298)
Net unrealized appreciation		$3,392,419
See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At June 30, 2012 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$347,353,042	$65,161,315	$28,230,274
Cash	6,406	2,558	2,835
Cash - foreign currencies**	16,090	–	–
Receivables:
Capital stock sold	245,913	74,200	181,520
Dividends and interest	579,033	8,978	102,935
Investment securities sold	3,668,970	–	234,978
Prepaid expenses	2,580	452	224
Total assets	351,872,034	65,247,503	28,752,766
LIABILITIES:
Payables:
Capital stock redeemed	173,311	29,228	31,692
Investment securities purchased	–	–	307,844
Accrued audit fees	8,920	7,720	7,720
Accrued management fees	159,836	29,372	14,459
Other accrued expenses	36,830	15,497	12,963
Total liabilities	378,897	81,817	374,678
NET ASSETS	$351,493,137	$65,165,686	$28,378,088
SHARES OUTSTANDING	31,455,555	5,871,353	2,662,838
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.17	$11.10	$10.66
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$31,456	$5,871	$2,663
Additional paid-in capital	217,837,585	54,196,276	33,670,799
Undistributed net investment income	2,439,640	851,592	269,134
Accumulated net realized gains (losses) from investments and foreign currency transactions	22,560,689	(1,898,057)	(10,146,998)
Net unrealized appreciation on investments and foreign currency transactions	108,623,767	12,010,004	4,582,490
Net Assets	$351,493,137	$65,165,686	$28,378,088

*Including:
Cost of investments	$238,724,774	$53,151,353	$23,647,415

**Cost of cash - foreign currencies	16,093	–	–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the six months ended June 30, 2012 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$3,435,075	$546,458	$404,879
Interest	17,663	4,548	13,389
Total income	3,452,738	551,006	418,268

Expenses:
Management fees (Note 3)	986,507	179,007	72,329
Custodian fees	42,548	12,225	7,562
Transfer agent fees	9,990	4,207	2,927
Audit fees	10,320	9,120	9,120
Legal fees	6,211	1,150	450
Accounting fees (Note 3)	3,000	1,002	1,002
Reports to shareholders	19,500	6,300	2,295
Directors’ fees and expenses	44,813	9,427	4,656
Registration and filing fees	150	27	11
Miscellaneous	7,770	5,004	4,127
Total expenses	1,130,809	227,469	104,479
Expenses paid indirectly (Note 4)	(6)	(1)	(3)
Net expenses	1,130,803	227,468	104,476
Net investment income	2,321,935	323,538	313,792

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	12,039,082	200,342	1,726,725
Foreign currency transactions	(6,201)	(94)	–
Net realized gain	12,032,881	200,248	1,726,725
Net increase in unrealized appreciation	9,206,605	6,257,688	1,479,563
Net realized and unrealized gain on investments and foreign currency transactions	21,239,486	6,457,936	3,206,288
Net increase in net assets resulting from operations	$23,561,421	$6,781,474	$3,520,080

*Net of foreign taxes withheld as follows	$81,306	$5,501	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2012 (Unaudited)

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$2,321,935	$323,538	$313,792
Net realized gain from investments and foreign currency transactions	12,032,881	200,248	1,726,725
Net increase in unrealized appreciation on investments and foreign currency transactions	9,206,605	6,257,688	1,479,563
Net increase in net assets resulting from operations	23,561,421	6,781,474	3,520,080

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(88,350)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	(23,436,819)	(2,449,661)	720,820
Total increase in net assets	124,602	4,331,813	4,152,550

NET ASSETS:
Beginning of period	351,368,535	60,833,873	24,225,538
End of period*	$351,493,137	$65,165,686	$28,378,088

*Including undistributed net investment income of	$2,439,640	$851,592	$269,134

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2011

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$4,593,836	$713,290	$377,173
Net realized gain from investments and foreign currency transactions	48,575,205	10,106,393	3,630,195
Net decrease in unrealized appreciation on investments and foreign currency transactions	(68,379,428)	(16,489,959)	(1,898,899)
Net increase (decrease) in net assets resulting from operations	(15,210,387)	(5,670,276)	2,108,469

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,162,493)	(872,599)	(332,205)

Realized gains from investment transactions	(27,598,703)	–	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(75,394,092)	(15,025,823)	(2,820,012)
Total decrease in net assets	(121,365,675)	(21,568,698)	(1,043,748)

NET ASSETS:
Beginning of year	472,734,210	82,402,571	25,269,286
End of year*	$351,368,535	$60,833,873	$24,225,538

*Including undistributed net investment income of	$117,705	$528,054	$43,692

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities at a discount of a last traded price, which could mean marking a security to zero. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value		Davis Financial		Davis Real Estate
	Portfolio		Portfolio		Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$27,629,745		$1,019,618		$–
Consumer staples	56,986,852		1,939,295		–
Energy	30,151,794		1,949,041		–
Financials	112,911,520		47,045,375		25,636,482
Health care	11,487,803		–		–
Industrials	9,999,631		–		–
Information technology	26,011,621		1,276,110		–
Materials	16,801,266		–		–
Telecommunication services	669,221		–		–
Total Level 1	292,649,453		53,229,439		25,636,482

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	176,640		–		735,730
Equity securities*:
Consumer discretionary	2,118,647		–		–
Consumer staples	3,303,599		–		–
Energy	1,394,898		–		–
Financials	10,986,361		7,645,876		260,062
Health care	2,504,628		–		–
Industrials	9,160,388		–		–
Materials	4,040,428		–		–
Short-term securities	21,018,000		4,286,000		1,598,000
Total Level 2	54,703,589		11,931,876		2,593,792

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	–	a	–	a	–
Total Level 3	–		–		–
Total Investments	$347,353,042		$65,161,315		$28,230,274

Level 1 to Level 2 Transfers**:
Consumer discretionary	$2,118,647		$–		$–
Consumer staples	3,303,599		–		–
Energy	1,394,898		–		–
Financials	10,986,361		6,643,959		–
Health care	2,504,628		–		–
Industrials	9,160,388		–		–
Materials	4,040,428		–		–
Total	$33,508,949		$6,643,959		$–

a Includes securities valued at zero.

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2012.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2012:

	Davis Value Portfolio	Davis Financial Portfolio
Investment Securities a:
Beginning balance	$208,691	$136,620
Increase in unrealized depreciation	(208,691)	(136,620)
Ending balance	$–	$–

Increase in unrealized depreciation during the period on Level 3 securities still held at June 30, 2012 and included in the change in net assets for the period	$(208,691)	$(136,620)

There were no transfers into or out of Level 3 assets during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Davis Value Portfolio	Davis Financial Portfolio
Assets Table Investments at Value:
Equity Securities:
Fair value at June 30, 2012	$ – a	$ – a

Valuation technique	Discount applied to the last traded price	Discount applied to the last traded price
Unobservable input	Discount rate	Discount rate
Amount	100%	100%

a Includes securities valued at zero.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

At December 31, 2011, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows. Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates.

	Capital Loss Carryforwards
	Davis Financial	Davis Real Estate
	Portfolio	Portfolio
Expiring
12/31/2017	$1,978,000	$10,683,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Defaulted Securities - The Funds may hold securities in default, and are not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2012, the value of defaulted securities in Davis Value Portfolio amounted to $176,640 (cost: $736,000) or 0.05% of the Fund’s net assets.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2012 were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$21,681,561	$6,449,105	$8,798,979
Proceeds from sales	45,724,234	15,132,269	8,691,546

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2012 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000, $1,002, and $1,002, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

During the year ended December 31, 2011, Davis Financial Portfolio transferred securities valued at $395,726 to another registered investment company managed by the Adviser. Davis Financial Portfolio realized a loss of $213,085.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $6, $1, and $3 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2012.

NOTE 5 - CAPITAL STOCK

At June 30, 2012, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2012 (Unaudited)
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	893,788	234,725	316,563
Shares issued in reinvestment of distributions	–	–	8,503
	893,788	234,725	325,066
Shares redeemed	(3,000,556)	(461,805)	(256,998)
Net increase (decrease)	(2,106,768)	(227,080)	68,068

Proceeds from shares sold	$9,917,416	$2,562,167	$3,239,567
Proceeds from shares issued in reinvestment of distributions	–	–	88,350
	9,917,416	2,562,167	3,327,917
Cost of shares redeemed	(33,354,235)	(5,011,828)	(2,607,097)
Net increase (decrease)	$(23,436,819)	$(2,449,661)	$720,820

	Year ended December 31, 2011
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	1,910,661	430,782	202,983
Shares issued in reinvestment of distributions	2,936,883	87,173	36,208
	4,847,544	517,955	239,191
Shares redeemed	(10,782,869)	(1,908,509)	(552,730)
Net decrease	(5,935,325)	(1,390,554)	(313,539)

Proceeds from shares sold	$22,596,570	$4,640,929	$1,859,395
Proceeds from shares issued in reinvestment of distributions	30,761,196	872,599	332,205
	53,357,766	5,513,528	2,191,600
Cost of shares redeemed	(128,751,858)	(20,539,351)	(5,011,612)
Net decrease	$(75,394,092)	$(15,025,823)	$(2,820,012)

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2012.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Davis Value Portfolio amounted to $1,162,612 or 0.33% of the Fund’s net assets as of June 30, 2012. The aggregate value of restricted securities in Davis Financial Portfolio amounted to $1,001,917 or 1.54% of the Fund’s net assets as of June 30, 2012.

Information regarding restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of June 30, 2012

Davis Value Portfolio	Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$395.97

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$24.00

Davis Value Portfolio	Sino-Forest Corp., Restricted	12/11/09	NA	8,900	$15.85	$0.00

Davis Financial Portfolio	Oaktree Capital Group LLC, Class A	05/21/07	NA	28,700	$36.21	$34.91

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.47		$11.97	$10.75	$8.26	$14.48	$14.58

Income (Loss) from Investment Operations:
Net Investment Income	0.07		0.13	0.11	0.08	0.13	0.17
Net Realized and Unrealized Gains (Losses)	0.63		(0.63)	1.26	2.49	(6.00)	0.51
Total from Investment Operations	0.70		(0.50)	1.37	2.57	(5.87)	0.68

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.10)	(0.15)	(0.08)	(0.12)	(0.17)
Distributions from Realized Gains	–		(0.90)	–	–	(0.23)	(0.61)
Total Dividends and Distributions	–		(1.00)	(0.15)	(0.08)	(0.35)	(0.78)
Net Asset Value, End of Period	$11.17		$10.47	$11.97	$10.75	$8.26	$14.48

Total Returna	6.69%		(4.18)%	12.76%	31.16%	(40.32)%	4.64%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$351,493		$351,369	$472,734	$519,404	$333,152	$658,699
Ratio of Expenses to Average Net Assets:
Gross	0.63	%b	0.63%	0.63%	0.71%	0.82%	0.81%
Netc	0.63	%b	0.63%	0.63%	0.71%	0.82%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.29	%b	1.15%	1.03%	0.97%	0.98%	1.11%
Portfolio Turnover Rated	6%		13%	21%	20%	17%	9%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$9.98		$11.00	$9.98	$7.12		$14.27	$16.29

Income (Loss) from Investment Operations:
Net Investment Income	0.06		0.14	0.12	0.05		0.08	0.17
Net Realized and Unrealized Gains (Losses)	1.06		(1.01)	0.99	2.88		(6.76)	(1.12)
Total from Investment Operations	1.12		(0.87)	1.11	2.93		(6.68)	(0.95)

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.15)	(0.09)	(0.07)		–	(0.17)
Distributions from Realized Gains	–		–	–	–		(0.47)	(0.90)
Total Dividends and Distributions	–		(0.15)	(0.09)	(0.07)		(0.47)	(1.07)
Net Asset Value, End of Period	$11.10		$9.98	$11.00	$9.98		$7.12	$14.27

Total Returna	11.22%		(7.96)%	11.10%	41.18	%b	(46.36)%	(6.05)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$65,166		$60,834	$82,403	$87,837		$57,321	$116,725
Ratio of Expenses to Average Net Assets:
Gross	0.70	%c	0.69%	0.69%	0.78%		0.88%	0.85%
Netd	0.70	%c	0.69%	0.69%	0.78%		0.88%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.99	%c	0.99%	0.99%	0.67%		0.73%	0.97%
Portfolio Turnover Ratee	11%		11%	2%	10%		16%	17%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.34		$8.69	$7.40	$5.80	$11.45	$20.43

Income (Loss) from Investment Operations:
Net Investment Income	0.12		0.14	0.13	0.16	0.19	0.42
Net Realized and Unrealized Gains (Losses)	1.23		0.63	1.31	1.60	(5.50)	(3.40)
Total from Investment Operations	1.35		0.77	1.44	1.76	(5.31)	(2.98)

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.12)	(0.15)	(0.16)	(0.22)	(0.64)
Distributions from Realized Gains	–		–	–	–	(0.11)	(5.36)
Return of Capital	–		–	–	–	(0.01)	–
Total Dividends and Distributions	(0.03)		(0.12)	(0.15)	(0.16)	(0.34)	(6.00)
Net Asset Value, End of Period	$10.66		$9.34	$8.69	$7.40	$5.80	$11.45

Total Returna	14.51%		8.89%	19.70%	31.73%	(46.91)%	(15.48)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,378		$24,226	$25,269	$23,566	$19,331	$49,548
Ratio of Expenses to Average Net Assets:
Gross	0.79	%b	0.81%	0.81%	0.98%	0.98%	0.88%
Netc	0.79	%b	0.81%	0.81%	0.98%	0.98%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.39	%b	1.50%	1.58%	2.81%	1.84%	1.92%
Portfolio Turnover Rated	34%		75%	43%	70%	41%	49%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 5 of the 8 rolling five-year time frames and its peer group in 7 of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund out-performed both the Index and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Value Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, five-, and ten-year time periods and out-performed over the three-year time period, all ended February 29, 2012. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 3 of the 8 rolling five-year time frames and its peer group in all of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund out-performed the Index in 1 of the 3 rolling ten-year time frames and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Financial Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS VARIABLE ACCOUNT FUND, INC.	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended February 29, 2012. The Fund had under-performed the average performance of its peer group as determined by an independent service provider over the five- and ten-year time periods and out-performed over the one- and three-year time periods, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 8 rolling five-year time frames and its peer group in 4 of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund under-performed both the Index and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Real Estate Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and their shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	20

Director Approval of Advisory Agreements	21

Fund Information	23

Directors and Officers	24

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 6.69% for the six-month period ended June 30, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%. The sectors1 within the Index that turned in the strongest performance over the six-month period were telecommunication services, financials, and information technology. The sectors within the Index that turned in the weakest performance over the six-month period were energy, utilities, and materials with energy being the only sector that turned in a negative performance.

Factors Impacting the Portfolio’s Performance

Energy companies were an important detractor2 from the Portfolio’s performance. The Portfolio’s energy companies under-performed the corresponding sector within the Index, but had a slightly smaller average weighting compared to the Index in this weaker performing sector. Canadian Natural Resources3, OGX Petroleo e Gas Participacoes, Occidental Petroleum, EOG Resources, and China Coal were among the most important detractors from performance.

Information technology companies were also an important detractor from the Portfolio’s performance. The Portfolio’s information technology companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Google and Hewlett-Packard were among the most important detractors from performance.

Financial companies were an important contributor to the Portfolio’s performance. The Portfolio’s financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. American Express, Wells Fargo, Bank of New York Mellon, and Loews were among the most important contributors to performance. Julius Baer Group was among the most important detractors from performance.

Consumer staple companies were also an important contributor to the Portfolio’s performance. The Portfolio’s consumer staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. CVS Caremark, Costco Wholesale, and Diageo were among the most important contributors to performance.

The Portfolio had approximately 17% of its net assets invested in foreign companies at June 30, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(0.27)%	(2.50)%	4.89%	2.94%	0.63%	0.63%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	1.74%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	75.93%	Diversified Financials	17.65%	5.64%
Common Stock (Foreign)	16.86%	Food & Staples Retailing	12.36%	2.41%
Convertible Bonds (Foreign)	0.05%	Insurance	12.27%	3.56%
Short-Term Investments	5.98%	Energy	9.67%	10.79%
Other Assets & Liabilities	1.18%	Information Technology	7.97%	19.80%
	100.00%	Banks	6.83%	3.01%
		Materials	6.44%	3.41%
		Food, Beverage & Tobacco	5.91%	6.60%
		Retailing	5.48%	3.97%
		Health Care	4.29%	11.98%
		Transportation	2.81%	1.91%
		Media	2.66%	3.40%
		Other	2.60%	14.97%
		Commercial & Professional Services	1.70%	0.51%
		Capital Goods	1.36%	8.04%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

American Express Co.	Consumer Finance	6.40%
Wells Fargo & Co.	Commercial Banks	6.34%
CVS Caremark Corp.	Food & Staples Retailing	5.99%
Costco Wholesale Corp.	Food & Staples Retailing	4.98%
Bank of New York Mellon Corp.	Capital Markets	4.53%
Google Inc., Class A	Software & Services	3.10%
Loews Corp.	Multi-line Insurance	2.86%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	2.59%
Bed Bath & Beyond Inc.	Retailing	2.57%
Progressive Corp.	Property & Casualty Insurance	2.51%

4

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/12)	Ending Account Value (06/30/12)	Expenses Paid During Period* (01/01/12-06/30/12)

Actual	$1,000.00	$1,066.86	$3.24
Hypothetical	$1,000.00	$1,021.73	$3.17

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.63%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (92.79%)
CONSUMER DISCRETIONARY – (8.46%)
Automobiles & Components – (0.59%)
Harley-Davidson, Inc.	45,080	$2,061,508
Consumer Durables & Apparel – (0.32%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	488,697
Hunter Douglas NV (Netherlands)	16,499	644,375
		1,133,072
Media – (2.46%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	734,616
Walt Disney Co.	163,550	7,932,175
		8,666,791
Retailing – (5.09%)
Bed Bath & Beyond Inc. *	146,105	9,028,558
CarMax, Inc. *	57,240	1,484,806
Expedia, Inc.	28,355	1,363,167
Groupon, Inc. *	70,700	750,480
Li & Fung Ltd. (Hong Kong)	509,700	985,575
Liberty Interactive Corp., Series A *	96,334	1,713,300
Netflix Inc. *	29,290	2,006,219
Tiffany & Co.	10,480	554,916
		17,887,021
	Total Consumer Discretionary	29,748,392
CONSUMER STAPLES – (17.15%)
Food & Staples Retailing – (11.48%)
Costco Wholesale Corp.	184,300	17,507,578
CVS Caremark Corp.	450,678	21,060,183
Sysco Corp.	30,810	918,446
Walgreen Co.	29,210	864,032
		40,350,239
Food, Beverage & Tobacco – (5.49%)
Coca-Cola Co.	63,380	4,955,682
Diageo PLC, ADR (United Kingdom)	63,733	6,568,960
Heineken Holding NV (Netherlands)	66,921	2,997,451
Nestle S.A. (Switzerland)	5,130	306,148
Philip Morris International Inc.	40,060	3,495,636
Unilever NV, NY Shares (Netherlands)	29,170	972,820
		19,296,697
Household & Personal Products – (0.18%)
Natura Cosmeticos S.A. (Brazil)	27,500	643,515
	Total Consumer Staples	60,290,451
ENERGY – (8.98%)
Canadian Natural Resources Ltd. (Canada)	275,850	7,406,573
China Coal Energy Co., Ltd. - H (China)	1,677,400	1,394,898
Devon Energy Corp.	53,730	3,115,803
EOG Resources, Inc.	83,550	7,528,690
Occidental Petroleum Corp.	91,630	7,859,105
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	106,800	292,457

6

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
Schlumberger Ltd.	29,070	$1,886,934
Transocean Ltd.	46,104	2,062,232
	Total Energy	31,546,692
FINANCIALS – (35.25%)
Banks – (6.34%)
Commercial Banks – (6.34%)
Wells Fargo & Co.	666,094	22,274,183
Diversified Financials – (16.39%)
Capital Markets – (8.69%)
Ameriprise Financial, Inc.	26,370	1,378,096
Bank of New York Mellon Corp.	725,000	15,913,750
Brookfield Asset Management Inc., Class A (Canada)	99,000	3,276,900
Charles Schwab Corp.	127,770	1,652,066
Goldman Sachs Group, Inc.	13,610	1,304,655
Julius Baer Group Ltd. (Switzerland)	193,360	7,010,587
		30,536,054
Consumer Finance – (6.40%)
American Express Co.	386,619	22,505,092
Diversified Financial Services – (1.30%)
CME Group Inc.	2,520	675,625
JPMorgan Chase & Co.	52,918	1,890,760
Visa Inc., Class A	16,100	1,990,443
		4,556,828
		57,597,974
Insurance – (11.39%)
Insurance Brokers – (0.15%)
Aon PLC	11,020	515,516
Multi-line Insurance – (3.61%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,658,985
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	985,972
Loews Corp.	245,480	10,042,587
		12,687,544
Property & Casualty Insurance – (5.96%)
ACE Ltd.	32,810	2,432,205
Berkshire Hathaway Inc., Class A *	73	9,120,985
Markel Corp. *	1,290	569,793
Progressive Corp.	424,370	8,839,627
		20,962,610
Reinsurance – (1.67%)
Alleghany Corp. *	15,571	5,290,247
Everest Re Group, Ltd.	5,740	594,033
		5,884,280
		40,049,950
Real Estate – (1.13%)
Hang Lung Group Ltd. (Hong Kong)	643,000	3,975,774
	Total Financials	123,897,881

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.98%)
Health Care Equipment & Services – (2.19%)
Baxter International Inc.	1,651	$87,751
Express Scripts Holding Co. *	136,660	7,629,044
		7,716,795
Pharmaceuticals, Biotechnology & Life Sciences – (1.79%)
Agilent Technologies, Inc.	30,970	1,215,263
Johnson & Johnson	10,820	730,999
Merck & Co., Inc.	22,855	954,196
Pfizer Inc.	37,850	870,550
Roche Holding AG - Genusschein (Switzerland)	14,500	2,504,628
		6,275,636
	Total Health Care	13,992,431
INDUSTRIALS – (5.45%)
Capital Goods – (1.26%)
Emerson Electric Co.	26,200	1,220,396
Lockheed Martin Corp.	15,310	1,333,195
PACCAR Inc.	48,100	1,884,798
		4,438,389
Commercial & Professional Services – (1.58%)
Iron Mountain Inc.	168,727	5,561,242
Transportation – (2.61%)
China Merchants Holdings International Co., Ltd. (China)	1,623,905	4,957,339
China Shipping Development Co., Ltd. - H (China)	1,104,400	523,326
Kuehne & Nagel International AG (Switzerland)	34,733	3,679,723
		9,160,388
	Total Industrials	19,160,019
INFORMATION TECHNOLOGY – (7.40%)
Semiconductors & Semiconductor Equipment – (1.62%)
Intel Corp.	41,880	1,115,893
Texas Instruments Inc.	159,460	4,572,515
		5,688,408
Software & Services – (5.38%)
Activision Blizzard, Inc.	169,300	2,029,061
Google Inc., Class A *	18,770	10,887,538
Microsoft Corp.	106,700	3,263,420
Oracle Corp.	92,000	2,732,860
		18,912,879
Technology Hardware & Equipment – (0.40%)
Hewlett-Packard Co.	70,131	1,410,334
	Total Information Technology	26,011,621
MATERIALS – (5.93%)
Air Products and Chemicals, Inc.	50,720	4,094,626
BHP Billiton PLC (United Kingdom)	74,430	2,115,482
Ecolab Inc.	29,300	2,007,929
Martin Marietta Materials, Inc.	9,110	718,050
Monsanto Co.	61,700	5,107,526
Potash Corp. of Saskatchewan Inc. (Canada)	58,562	2,558,574

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Praxair, Inc.	12,870	$1,399,355
Rio Tinto PLC (United Kingdom)	40,505	1,924,946
Sealed Air Corp.	59,275	915,206
Sino-Forest Corp. (Canada)*	293,550	0
Sino-Forest Corp., Restricted (Canada)*(b)	8,900	0
	Total Materials	20,841,694
TELECOMMUNICATION SERVICES – (0.19%)
America Movil SAB de C.V., Series L, ADR (Mexico)	25,680	669,221
	Total Telecommunication Services	669,221
	TOTAL COMMON STOCK – (Identified cost $216,970,774)	326,158,402
CONVERTIBLE BONDS – (0.05%)
MATERIALS – (0.05%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$736,000	176,640
	TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)	176,640
SHORT-TERM INVESTMENTS – (5.98%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $7,348,104 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $7,494,960)	7,348,000	7,348,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $13,670,262 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $13,943,400)	13,670,000	13,670,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,018,000)	21,018,000
Total Investments – (98.82%) – (Identified cost $238,724,774) – (d)		347,353,042
Other Assets Less Liabilities – (1.18%)		4,140,095
Net Assets – (100.00%)		$351,493,137

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $985,972 or 0.28% of the Fund's net assets as of June 30, 2012.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	This security is in default. See Note 1 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $240,337,925. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$120,132,582
Unrealized depreciation	(13,117,465)
Net unrealized appreciation	$107,015,117

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2012 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$347,353,042
Cash	6,406
Cash - foreign currencies**	16,090
Receivables:
Capital stock sold	245,913
Dividends and interest	579,033
Investment securities sold	3,668,970
Prepaid expenses	2,580
Total assets	351,872,034
LIABILITIES:
Payables:
Capital stock redeemed	173,311
Accrued management fee	159,836
Other accrued expenses	45,750
Total liabilities	378,897
NET ASSETS	$351,493,137
SHARES OUTSTANDING	31,455,555
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.17
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$31,456
Additional paid-in capital	217,837,585
Undistributed net investment income	2,439,640
Accumulated net realized gains from investments and foreign currency transactions	22,560,689
Net unrealized appreciation on investments and foreign currency transactions	108,623,767
Net Assets	$351,493,137

*Including:
Cost of Investments	$238,724,774

**Cost of cash - foreign currencies	16,093

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$3,435,075
Interest		17,663
Total income		3,452,738

Expenses:
Management fees (Note 3)	$986,507
Custodian fees	42,548
Transfer agent fees	9,990
Audit fees	10,320
Legal fees	6,211
Accounting fees (Note 3)	3,000
Reports to shareholders	19,500
Directors’ fees and expenses	44,813
Registration and filing fees	150
Miscellaneous	7,770
Total expenses		1,130,809
Expenses paid indirectly (Note 4)		(6)
Net expenses		1,130,803
Net investment income		2,321,935

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		12,039,082
Foreign currency transactions		(6,201)
Net realized gain		12,032,881
Net increase in unrealized appreciation		9,206,605
Net realized and unrealized gain on investments and foreign currency transactions		21,239,486
Net increase in net assets resulting from operations		$23,561,421

*Net of foreign taxes withheld as follows		$81,306

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011

OPERATIONS:
Net investment income	$2,321,935	$4,593,836
Net realized gain from investments and foreign currency transactions	12,032,881	48,575,205
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	9,206,605	(68,379,428)
Net increase (decrease) in net assets resulting from operations	23,561,421	(15,210,387)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,162,493)
Realized gains from investment transactions	–	(27,598,703)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(23,436,819)	(75,394,092)
Total increase (decrease) in net assets	124,602	(121,365,675)

NET ASSETS:
Beginning of period	351,368,535	472,734,210
End of period*	$351,493,137	$351,368,535

*Including undistributed net investment income of	$2,439,640	$117,705

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities at a discount of a last traded price, which could mean marking a security to zero. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value
Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs		Total
Equity securities:
Consumer discretionary	$27,629,745	$2,118,647	$–		$29,748,392
Consumer staples	56,986,852	3,303,599	–		60,290,451
Energy	30,151,794	1,394,898	–		31,546,692
Financials	112,911,520	10,986,361	–		123,897,881
Health care	11,487,803	2,504,628	–		13,992,431
Industrials	9,999,631	9,160,388	–		19,160,019
Information technology	26,011,621	–	–		26,011,621
Materials	16,801,266	4,040,428	–	a	20,841,694
Telecommunication services	669,221	–	–		669,221
Convertible debt securities	–	176,640	–		176,640
Short-term securities	–	21,018,000	–		21,018,000
Total Investments	$292,649,453	$54,703,589	$–		$347,353,042

Level 1 to Level 2 Transfers**:
Consumer discretionary	$2,118,647
Consumer staples	3,303,599
Energy	1,394,898
Financials	10,986,361
Health care	2,504,628
Industrials	9,160,388
Materials	4,040,428
Total	$33,508,949

a Includes securities valued at zero.

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2012.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2012:

Investment Securities a:
Beginning balance	$208,691
Increase in unrealized depreciation	(208,691)
Ending balance	$–

Increase in unrealized depreciation during the period on Level 3 securities still held at June 30, 2012 and included in the change in net assets for the period	$(208,691)

There were no transfers into or out of Level 3 assets during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	June 30, 2012	Technique	Input	Amount
Equity securities	$ – a	Discount applied to the last traded price	Discount rate	100%

a Includes securities valued at zero.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

Defaulted Securities - The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of June 30, 2012, the value of defaulted securities amounted to $176,640 (cost: $736,000) or 0.05% of the Fund’s net assets.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2012 were $21,681,561 and $45,724,234, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2012 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $6 during the six months ended June 30, 2012.

18

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2012, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2012 (Unaudited)		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	893,788	$9,917,416	1,910,661	$22,596,570
Shares issued in reinvestment of distributions	–	–	2,936,883	30,761,196
	893,788	9,917,416	4,847,544	53,357,766
Shares redeemed	(3,000,556)	(33,354,235)	(10,782,869)	(128,751,858)
Net decrease	(2,106,768)	$(23,436,819)	(5,935,325)	$(75,394,092)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2012.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,162,612 or 0.33% of the Fund’s net assets as of June 30, 2012.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of June 30, 2012

Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	2,490	$355.00	$395.97

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$24.00

Sino-Forest Corp., Restricted	12/11/09	NA	8,900	$15.85	$0.00

19

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.47		$11.97	$10.75	$8.26	$14.48	$14.58

Income (Loss) from Investment Operations:
Net Investment Income	0.07		0.13	0.11	0.08	0.13	0.17
Net Realized and Unrealized Gains (Losses)	0.63		(0.63)	1.26	2.49	(6.00)	0.51
Total from Investment Operations	0.70		(0.50)	1.37	2.57	(5.87)	0.68

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.10)	(0.15)	(0.08)	(0.12)	(0.17)
Distributions from Realized Gains	–		(0.90)	–	–	(0.23)	(0.61)
Total Dividends and Distributions	–		(1.00)	(0.15)	(0.08)	(0.35)	(0.78)
Net Asset Value, End of Period	$11.17		$10.47	$11.97	$10.75	$8.26	$14.48

Total Returna	6.69%		(4.18)%	12.76%	31.16%	(40.32)%	4.64%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$351,493		$351,369	$472,734	$519,404	$333,152	$658,699
Ratio of Expenses to Average Net Assets:
Gross	0.63	%b	0.63%	0.63%	0.71%	0.82%	0.81%
Netc	0.63	%b	0.63%	0.63%	0.71%	0.82%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.29	%b	1.15%	1.03%	0.97%	0.98%	1.11%
Portfolio Turnover Rated	6%		13%	21%	20%	17%	9%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

20

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Value Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

21

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Value Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended February 29, 2012. The Fund under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 5 of the 8 rolling five-year time frames and its peer group in 7 of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund out-performed both the Index and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Value Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

22

DAVIS VALUE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund vote proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

24

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

25

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	16

Director Approval of Advisory Agreements	17

Fund Information	19

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 11.22% for the six-month period ended June 30, 2012.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings out-performed the corresponding sector1 within the Index. The Portfolio had a limited amount of assets invested in other sectors. Those non-financial holdings detracted2 from overall performance.

Diversified financial companies were the largest contributor to the Portfolio’s performance. The Portfolio’s diversified financial companies under-performed the corresponding industry group within the Index. American Express3, Brookfield Asset Management, Visa, and Bank of New York Mellon were among the most important contributors to performance. Oaktree, Julius Baer Group, and First Marblehead were among the most important detractors from performance.

Insurance companies were the second largest contributor to the Portfolio’s performance. The Portfolio’s insurance companies out-performed the corresponding industry group within the Index. Transatlantic Holdings, Everest, Alleghany, and Loews were among the most important contributors to performance. Transatlantic Holdings was acquired by Alleghany in March.

Banking companies were the third largest contributor to the Portfolio’s performance. The Portfolio’s banking companies out-performed the corresponding industry group within the Index. Wells Fargo and State Bank of India were among the most important contributors to performance. Toronto-Dominion was among the most important detractors from performance.

Canadian Natural Resources was the single most important detractor from the Portfolio’s performance over the six-month period. Sino-Forest and Google were also among the most important detractors from the Portfolio’s performance.

The Portfolio had approximately 22% of its net assets invested in foreign companies at June 30, 2012. As a whole, those companies under-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective.  Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, financial services risk, focused portfolio risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, interest rate sensitivity risk, credit risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	0.81%	(4.78)%	3.31%	2.47%	0.70%	0.70%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	1.74%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Portfolio in 2009. This was a one-time event that is unlikely to be repeated.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	71.08%	Diversified Financials	39.85%	5.64%
Common Stock (Foreign)	22.33%	Insurance	30.27%	3.56%
Short-Term Investments	6.58%	Banks	19.73%	3.01%
Other Assets & Liabilities	0.01%	Energy	3.20%	10.79%
	100.00%	Food & Staples Retailing	3.18%	2.41%
		Information Technology	2.10%	19.80%
		Retailing	1.67%	3.97%
		Materials	–	3.41%
		Health Care	–	11.98%
		Capital Goods	–	8.04%
		Other	–	27.39%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

American Express Co.	Consumer Finance	11.18%
Wells Fargo & Co.	Commercial Banks	9.11%
Loews Corp.	Multi-line Insurance	6.11%
Markel Corp.	Property & Casualty Insurance	5.89%
State Bank of India Ltd., GDR	Commercial Banks	5.39%
Bank of New York Mellon Corp.	Capital Markets	5.29%
Alleghany Corp.	Reinsurance	5.14%
Julius Baer Group Ltd.	Capital Markets	4.81%
Brookfield Asset Management Inc., Class A	Capital Markets	4.48%
Progressive Corp.	Property & Casualty Insurance	4.43%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/12)	Ending Account Value (06/30/12)	Expenses Paid During Period* (01/01/12-06/30/12)

Actual	$1,000.00	$1,112.22	$3.68
Hypothetical	$1,000.00	$1,021.38	$3.52

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2012 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (93.41%)
CONSUMER DISCRETIONARY – (1.56%)
Retailing – (1.56%)
Bed Bath & Beyond Inc. *	16,500	$1,019,618
	Total Consumer Discretionary	1,019,618
CONSUMER STAPLES – (2.97%)
Food & Staples Retailing – (2.97%)
CVS Caremark Corp.	41,500	1,939,295
	Total Consumer Staples	1,939,295
ENERGY – (2.99%)
Canadian Natural Resources Ltd. (Canada)	72,590	1,949,041
	Total Energy	1,949,041
FINANCIALS – (83.93%)
Banks – (18.43%)
Commercial Banks – (18.43%)
ICICI Bank Ltd., ADR (India)	15,750	510,457
State Bank of India Ltd., GDR (India)	45,148	3,512,109
Toronto-Dominion Bank (Canada)	20,800	1,627,184
U.S. Bancorp	13,150	422,904
Wells Fargo & Co.	177,500	5,935,600
		12,008,254
Diversified Financials – (37.22%)
Capital Markets – (20.12%)
Ameriprise Financial, Inc.	14,740	770,312
Bank of New York Mellon Corp.	157,020	3,446,589
Brookfield Asset Management Inc., Class A (Canada)	88,200	2,919,420
Charles Schwab Corp.	13,000	168,090
Goldman Sachs Group, Inc.	17,490	1,676,592
Julius Baer Group Ltd. (Switzerland)	86,380	3,131,850
Oaktree Capital Group LLC, Class A (a)	28,700	1,001,917
		13,114,770
Consumer Finance – (11.53%)
American Express Co.	125,180	7,286,728
First Marblehead Corp. *	194,994	228,143
		7,514,871
Diversified Financial Services – (5.57%)
Bank of America Corp.	14,486	118,495
Cielo S.A. (Brazil)	30,600	900,099
Visa Inc., Class A	21,100	2,608,593
		3,627,187
		24,256,828
Insurance – (28.28%)
Multi-line Insurance – (6.11%)
Loews Corp.	97,380	3,983,816
Property & Casualty Insurance – (13.05%)
ACE Ltd.	24,000	1,779,120
Markel Corp. *	8,695	3,840,582
Progressive Corp.	138,440	2,883,705
		8,503,407

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (9.12%)
Alleghany Corp. *	9,853	$3,347,557
Everest Re Group, Ltd.	25,040	2,591,389
		5,938,946
		18,426,169
	Total Financials	54,691,251
INFORMATION TECHNOLOGY – (1.96%)
Software & Services – (1.96%)
Google Inc., Class A *	2,200	1,276,110
	Total Information Technology	1,276,110
MATERIALS – (0.00%)
Sino-Forest Corp. (Canada)*	198,000	0
	Total Materials	0
TOTAL COMMON STOCK – (Identified cost $48,865,353)		60,875,315
SHORT-TERM INVESTMENTS – (6.58%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $1,498,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $1,527,960)	$1,498,000	1,498,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $2,788,053 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $2,843,760)	2,788,000	2,788,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,286,000)		4,286,000
Total Investments – (99.99%) – (Identified cost $53,151,353) – (b)		65,161,315
Other Assets Less Liabilities – (0.01%)		4,371
	Net Assets – (100.00%)	$65,165,686
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

*	Non-Income producing security.
(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $53,266,606. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$18,805,438
	Unrealized depreciation	(6,910,729)
	Net unrealized appreciation	$11,894,709
See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2012 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$65,161,315
Cash	2,558
Receivables:
Capital stock sold	74,200
Dividends and interest	8,978
Prepaid expenses	452
Total assets	65,247,503
LIABILITIES:
Payables:
Capital stock redeemed	29,228
Accrued audit fee	7,720
Accrued management fee	29,372
Other accrued expenses	15,497
Total liabilities	81,817
NET ASSETS	$65,165,686
SHARES OUTSTANDING	5,871,353
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.10
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,871
Additional paid-in capital	54,196,276
Undistributed net investment income	851,592
Accumulated net realized losses from investments and foreign currency transactions	(1,898,057)
Net unrealized appreciation on investments and foreign currency transactions	12,010,004
Net Assets	$65,165,686

*Including:
Cost of Investments	$53,151,353

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$546,458
Interest		4,548
Total income		551,006

Expenses:
Management fees (Note 3)	$179,007
Custodian fees	12,225
Transfer agent fees	4,207
Audit fees	9,120
Legal fees	1,150
Accounting fees (Note 3)	1,002
Reports to shareholders	6,300
Directors’ fees and expenses	9,427
Registration and filing fees	27
Miscellaneous	5,004
Total expenses		227,469
Expenses paid indirectly (Note 4)		(1)
Net expenses		227,468
Net investment income		323,538

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		200,342
Foreign currency transactions		(94)
Net realized gain		200,248
Net increase in unrealized appreciation		6,257,688
Net realized and unrealized gain on investments and foreign currency transactions		6,457,936
Net increase in net assets resulting from operations		$6,781,474

*Net of foreign taxes withheld as follows		$5,501

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011

OPERATIONS:
Net investment income	$323,538	$713,290
Net realized gain from investments and foreign currency transactions	200,248	10,106,393
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	6,257,688	(16,489,959)
Net increase (decrease) in net assets resulting from operations	6,781,474	(5,670,276)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(872,599)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(2,449,661)	(15,025,823)
Total increase (decrease) in net assets	4,331,813	(21,568,698)

NET ASSETS:
Beginning of period	60,833,873	82,402,571
End of period*	$65,165,686	$60,833,873

*Including undistributed net investment income of	$851,592	$528,054

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities at a discount of a last traded price, which could mean marking a security to zero. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs		Total
Equity securities:
Consumer discretionary	$1,019,618	$–	$–		$1,019,618
Consumer staples	1,939,295	–	–		1,939,295
Energy	1,949,041	–	–		1,949,041
Financials	47,045,375	7,645,876	–		54,691,251
Materials	–	–	–	a	–
Information technology	1,276,110	–	–		1,276,110
Short-term securities	–	4,286,000	–		4,286,000
Total Investments	$53,229,439	$11,931,876	$–		$65,161,315

Level 1 to Level 2 Transfers**:
Financials		$6,643,959

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2012:

Investment Securities a:
Beginning balance	$136,620
Increase in unrealized depreciation	(136,620)
Ending balance	$–

Increase in unrealized depreciation during the period on Level 3 securities still held at June 30, 2012 and included in the change in net assets for the period	$(136,620)

There were no transfers into or out of Level 3 assets during the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	June 30, 2012	Technique	Input	Amount
Equity securities	$ – a	Discount applied to the last traded price	Discount rate	100%

a Includes securities valued at zero.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

At December 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows. Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates.

Capital Loss Carryforwards
Expiring
12/31/2017	$1,978,000

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2012 were $6,449,105 and $15,132,269, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2012 amounted to $1,002. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

During the year ended December 31, 2011, Davis Financial Portfolio transferred securities valued at $395,726 to another registered investment company managed by the Adviser. Davis Financial Portfolio realized a loss of $213,085.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1 during the six months ended June 30, 2012.

NOTE 5 - CAPITAL STOCK

At June 30, 2012, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2012 (Unaudited)		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	234,725	$2,562,167	430,782	$4,640,929
Shares issued in reinvestment of distributions	–	–	87,173	872,599
	234,725	2,562,167	517,955	5,513,528
Shares redeemed	(461,805)	(5,011,828)	(1,908,509)	(20,539,351)
Net decrease	(227,080)	$(2,449,661)	(1,390,554)	$(15,025,823)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2012.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,001,917 or 1.54% of the Fund’s net assets as of June 30, 2012.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2012

Oaktree Capital Group LLC, Class A	05/21/07	28,700	$36.21	$34.91

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$9.98		$11.00	$9.98	$7.12		$14.27	$16.29

Income (Loss) from Investment Operations:
Net Investment Income	0.06		0.14	0.12	0.05		0.08	0.17
Net Realized and Unrealized Gains (Losses)	1.06		(1.01)	0.99	2.88		(6.76)	(1.12)
Total from Investment Operations	1.12		(0.87)	1.11	2.93		(6.68)	(0.95)

Dividends and Distributions:
Dividends from Net Investment Income	–		(0.15)	(0.09)	(0.07)		–	(0.17)
Distributions from Realized Gains	–		–	–	–		(0.47)	(0.90)
Total Dividends and Distributions	–		(0.15)	(0.09)	(0.07)		(0.47)	(1.07)
Net Asset Value, End of Period	$11.10		$9.98	$11.00	$9.98		$7.12	$14.27

Total Returna	11.22%		(7.96)%	11.10%	41.18	%b	(46.36)%	(6.05)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$65,166		$60,834	$82,403	$87,837		$57,321	$116,725
Ratio of Expenses to Average Net Assets:
Gross	0.70	%c	0.69%	0.69%	0.78%		0.88%	0.85%
Netd	0.70	%c	0.69%	0.69%	0.78%		0.88%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.99	%c	0.99%	0.99%	0.67%		0.73%	0.97%
Portfolio Turnover Ratee	11%		11%	2%	10%		16%	17%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	Annualized.
d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Financial Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Financial Portfolio had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, five-, and ten-year time periods and out-performed over the three-year time period, all ended February 29, 2012. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 3 of the 8 rolling five-year time frames and its peer group in all of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund out-performed the Index in 1 of the 3 rolling ten-year time frames and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Financial Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Director Approval of Advisory Agreements	17

Fund Information	19

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 14.51% for the six-month period ended June 30, 2012. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 14.85%. Every sub-industry1 within the Index, except hotels, resorts & cruise lines, delivered positive returns. Retail REITs and industrial REITs turned in the strongest performances while hotels, resorts & cruise lines and residential REITs turned in the weakest performances.

Factors Impacting the Portfolio’s Performance

The Portfolio had more invested in office REITs than in any other sub-industry and they were the most important contributor2 to the Portfolio’s absolute performance. The Portfolio’s office REITs out-performed the corresponding sub-industry within the Index and also benefited from a higher relative average weighting compared to the Index. Coresite Realty3, Digital Realty, Alexandria Real Estate, and Brandywine Realty were among the most important contributors to performance. DuPont Fabros Technology was among the weakest performers, turning in a small positive performance.

Retail REITs were the second most important contributor to the Portfolio’s absolute performance, but were the top detractor from its performance relative to the Index. The Portfolio’s retail REITs performed in-line with the corresponding sub-industry within the Index, but a lower relative average weighting in this stronger performing sub-industry detracted from performance relative to the Index. Simon Property Group and Macerich were among the most important contributors to performance. Taubman Centers was among the weakest performers, turning in a small positive performance.

Other important contributors to the Portfolio’s performance were EastGroup Properties and DCT Industrial Trust. HCP and Entertainment Properties Trust were the only holdings which detracted from the Portfolio’s performance. The Portfolio’s bond holdings contributed to the Portfolio’s performance lagging the Index. The Portfolio no longer owns HCP.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, concentrated portfolio risk, real estate risk, focused portfolio risk, foreign country risk, under $10 billion market capitalization risk, variable current income risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	13.21%	(1.47)%	8.78%	8.84%	0.79%	0.79%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	1.74%
Wilshire U.S. Real Estate Securities Index	12.56%	1.85%	10.32%	11.15%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock	85.05%
Preferred Stock	6.21%		Fund
Convertible Bonds	2.59%	Office REITs	31.68%	15.21%
Short-Term Investments	5.63%	Retail REITs	20.17%	25.65%
Other Assets & Liabilities	0.52%	Specialized REITs	18.08%	26.83%
	100.00%	Residential REITs	15.78%	18.42%
		Industrial REITs	7.17%	4.93%
		Real Estate Operating Companies	3.87%	1.57%
		Diversified REITs	3.25%	7.02%
		Hotels, Resorts & Cruise Lines	–	0.37%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.30%
Digital Realty Trust, Inc.	Office REITs	4.75%
Alexandria Real Estate Equities, Inc.	Office REITs	4.40%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	3.27%
Boston Properties, Inc.	Office REITs	3.20%
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	Office REITs	3.10%
Vornado Realty Trust	Diversified REITs	3.04%
American Campus Communities, Inc.	Residential REITs	3.02%
Weyerhaeuser Co.	Specialized REITs	2.79%
AvalonBay Communities, Inc.	Residential REITs	2.78%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2012. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/12)	Ending Account Value (06/30/12)	Expenses Paid During Period* (01/01/12-06/30/12)

Actual	$1,000.00	$1,145.05	$4.21
Hypothetical	$1,000.00	$1,020.94	$3.97

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.79%)**, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (85.05%)
FINANCIALS – (85.05%)
Real Estate – (85.05%)
Real Estate Investment Trusts (REITs) – (81.78%)
Diversified REITs – (3.04%)
Vornado Realty Trust	10,290	$864,154
Industrial REITs – (5.68%)
DCT Industrial Trust Inc.	117,820	742,266
EastGroup Properties, Inc.	13,060	696,098
Prologis, Inc.	5,190	172,464
		1,610,828
Office REITs – (23.09%)
Alexandria Real Estate Equities, Inc.	17,170	1,248,602
BioMed Realty Trust, Inc.	36,400	679,952
Boston Properties, Inc.	8,380	908,141
Brandywine Realty Trust	39,830	491,502
Coresite Realty Corp.	21,386	552,187
Corporate Office Properties Trust	17,130	402,726
Digital Realty Trust, Inc.	17,950	1,347,507
DuPont Fabros Technology Inc.	14,520	414,691
SL Green Realty Corp.	6,330	507,919
		6,553,227
Residential REITs – (14.81%)
American Campus Communities, Inc.	19,070	857,769
AvalonBay Communities, Inc.	5,580	789,458
Education Realty Trust, Inc.	45,700	506,356
Equity Residential	9,610	599,280
Essex Property Trust, Inc.	4,650	715,728
Home Properties, Inc.	1,800	110,448
Post Properties, Inc.	12,720	622,644
		4,201,683
Retail REITs – (18.19%)
CBL & Associates Properties, Inc.	28,130	549,660
DDR Corp.	37,860	554,270
Federal Realty Investment Trust	4,300	447,587
Kimco Realty Corp.	28,510	542,545
Macerich Co.	12,070	712,734
Simon Property Group, Inc.	13,312	2,072,146
Taubman Centers, Inc.	3,660	282,406
		5,161,348
Specialized REITs – (16.97%)
American Tower Corp.	9,940	694,905
Entertainment Properties Trust	8,910	366,290
Host Hotels & Resorts Inc.	41,390	654,790
Potlatch Corp.	4,340	138,641
Public Storage	4,980	719,162
Rayonier Inc.	16,760	752,524
Ventas, Inc.	11,040	696,845

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Weyerhaeuser Co.	35,420	$791,991
		4,815,148
		23,206,388
Real Estate Management & Development – (3.27%)
Real Estate Operating Companies – (3.27%)
Forest City Enterprises, Inc., Class A *	63,550	927,830
	Total Financials	24,134,218
TOTAL COMMON STOCK – (Identified cost $20,790,425)		24,134,218
PREFERRED STOCK – (6.21%)
FINANCIALS – (6.21%)
Real Estate – (6.21%)
Real Estate Investment Trusts (REITs) – (6.21%)
Industrial REITs – (1.05%)
Prologis, Inc., 6.75%, Series M	11,900	299,166
Office REITs – (4.41%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	879,628
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	260,062
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	112,069
		1,251,759
Retail REITs – (0.75%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	211,401
	Total Financials	1,762,326
TOTAL PREFERRED STOCK – (Identified cost $834,990)		1,762,326
CONVERTIBLE BONDS – (2.59%)
FINANCIALS – (2.59%)
Real Estate – (2.59%)
Real Estate Investment Trusts (REITs) – (2.23%)
Office REITs – (2.23%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	632,530
Real Estate Management & Development – (0.36%)
Real Estate Operating Companies – (0.36%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	103,200
	Total Financials	735,730
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		735,730

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
June 30, 2012 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (5.63%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $559,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $570,180)	$559,000	$559,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $1,039,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $1,059,780)	1,039,000	1,039,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,598,000)	1,598,000
	Total Investments – (99.48%) – (Identified cost $23,647,415) – (b)	28,230,274
	Other Assets Less Liabilities – (0.52%)	147,814
Net Assets – (100.00%)		$28,378,088

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $632,530 or 2.23% of the Fund's net assets as of June 30, 2012.

(b)	Aggregate cost for federal income tax purposes is $24,837,855. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$4,518,717
	Unrealized depreciation	(1,126,298)
Net unrealized appreciation		$3,392,419
See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2012 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$28,230,274
Cash	2,835
Receivables:
Capital stock sold	181,520
Dividends and interest	102,935
Investment securities sold	234,978
Prepaid expenses	224
Total assets	28,752,766
LIABILITIES:
Payables:
Capital stock redeemed	31,692
Investment securities purchased	307,844
Accrued management fee	14,459
Other accrued expenses	20,683
Total liabilities	374,678
NET ASSETS	$28,378,088
SHARES OUTSTANDING	2,662,838
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.66
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,663
Additional paid-in capital	33,670,799
Undistributed net investment income	269,134
Accumulated net realized losses from investments	(10,146,998)
Net unrealized appreciation on investments and foreign currency transactions	4,582,490
Net Assets	$28,378,088

*Including:
Cost of Investments	$23,647,415

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$404,879
Interest		13,389
Total income		418,268

Expenses:
Management fees (Note 3)	$72,329
Custodian fees	7,562
Transfer agent fees	2,927
Audit fees	9,120
Legal fees	450
Accounting fees (Note 3)	1,002
Reports to shareholders	2,295
Directors’ fees and expenses	4,656
Registration and filing fees	11
Miscellaneous	4,127
Total expenses		104,479
Expenses paid indirectly (Note 4)		(3)
Net expenses		104,476
Net investment income		313,792

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investment transactions		1,726,725
Net increase in unrealized appreciation		1,479,563
Net realized and unrealized gain on investments and foreign currency transactions		3,206,288
Net increase in net assets resulting from operations		$3,520,080

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011

OPERATIONS:
Net investment income	$313,792	$377,173
Net realized gain from investments	1,726,725	3,630,195
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	1,479,563	(1,898,899)
Net increase in net assets resulting from operations	3,520,080	2,108,469

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,350)	(332,205)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	720,820	(2,820,012)
Total increase (decrease) in net assets	4,152,550	(1,043,748)

NET ASSETS:
Beginning of period	24,225,538	25,269,286
End of period*	$28,378,088	$24,225,538

*Including undistributed net investment income of	$269,134	$43,692

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$25,636,482	$260,062	$–	$25,896,544
Convertible debt securities	–	735,730	–	735,730
Short-term securities	–	1,598,000	–	1,598,000
Total Investments	$25,636,482	$2,593,792	$–	$28,230,274

There were no transfers between Level 1 and Level 2 assets during the six months ended June 30, 2012.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

At December 31, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows. Capital loss carryforwards with no expiration, if any, are required to be utilized before capital loss carryforwards with expiration dates.

Capital Loss Carryforwards
Expiring
12/31/2017	$10,683,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2012 were $8,798,979 and $8,691,546, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2012 amounted to $1,002. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $3 during the six months ended June 30, 2012.

NOTE 5 - CAPITAL STOCK

At June 30, 2012, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended		Year ended
	June 30, 2012 (Unaudited)		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	316,563	$3,239,567	202,983	$1,859,395
Shares issued in reinvestment of distributions	8,503	88,350	36,208	332,205
	325,066	3,327,917	239,191	2,191,600
Shares redeemed	(256,998)	(2,607,097)	(552,730)	(5,011,612)
Net increase (decrease)	68,068	$720,820	(313,539)	$(2,820,012)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2012.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.34		$8.69	$7.40	$5.80	$11.45	$20.43

Income (Loss) from Investment Operations:
Net Investment Income	0.12		0.14	0.13	0.16	0.19	0.42
Net Realized and Unrealized Gains (Losses)	1.23		0.63	1.31	1.60	(5.50)	(3.40)
Total from Investment Operations	1.35		0.77	1.44	1.76	(5.31)	(2.98)

Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.12)	(0.15)	(0.16)	(0.22)	(0.64)
Distributions from Realized Gains	–		–	–	–	(0.11)	(5.36)
Return of Capital	–		–	–	–	(0.01)	–
Total Dividends and Distributions	(0.03)		(0.12)	(0.15)	(0.16)	(0.34)	(6.00)
Net Asset Value, End of Period	$10.66		$9.34	$8.69	$7.40	$5.80	$11.45

Total Returna	14.51%		8.89%	19.70%	31.73%	(46.91)%	(15.48)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,378		$24,226	$25,269	$23,566	$19,331	$49,548
Ratio of Expenses to Average Net Assets:
Gross	0.79	%b	0.81%	0.81%	0.98%	0.98%	0.88%
Netc	0.79	%b	0.81%	0.81%	0.98%	0.98%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.39	%b	1.50%	1.58%	2.81%	1.84%	1.92%
Portfolio Turnover Rated	34%		75%	43%	70%	41%	49%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	Annualized.
c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Real Estate Portfolio and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Funds shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the fixed management fee for the Fund and the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increased, and whether the fixed fee reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisor’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

The Independent Directors noted that Davis Real Estate Portfolio had under-performed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the three-, five-, and ten-year time periods and out-performed over the one-year time period, all ended February 29, 2012. The Fund had under-performed the average performance of its peer group as determined by an independent service provider over the five- and ten-year time periods and out-performed over the one- and three-year time periods, all ended December 31, 2011. The Independent Directors noted that the Fund out-performed the Wilshire U.S. Real Estate Securities Index in 1 of the 8 rolling five-year time frames and its peer group in 4 of the 8 rolling five-year time frames ended December 31 for each year from 2004 through 2011. The Fund under-performed both the Index and its peer group in all 3 of the rolling ten-year time frames ended December 31 for each year from 2009 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Davis Real Estate Portfolio, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 17, 2012

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 17, 2012